Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000002912 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002912 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002912 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002912 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002912 | AP Moller - Maersk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002912 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002912 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002912 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002912 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002912 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002912 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000002912 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002912 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002912 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002912 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002912 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002912 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002912 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002912 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002912 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002912 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002912 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002912 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002912 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000002914 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002914 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002914 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002914 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002914 | AP Moller - Maersk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002914 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002914 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002914 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002914 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002914 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002914 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000002914 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002914 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002914 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002914 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002914 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002914 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002914 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002914 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002914 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002914 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002914 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002914 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000061063 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061063 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061063 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061063 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061063 | AP Moller - Maersk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061063 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061063 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061063 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061063 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061063 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061063 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000061063 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000061063 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000061063 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000061063 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061063 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000061063 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000061063 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000061063 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000061063 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061063 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061063 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061063 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061063 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000002911 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002911 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002911 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002911 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002911 | AP Moller - Maersk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002911 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002911 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002911 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002911 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002911 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002911 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000002911 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002911 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002911 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002911 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002911 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002911 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002911 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002911 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002911 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002911 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002911 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002911 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002911 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000002922 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002922 | Northern Oil & Gas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002922 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002922 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002922 | NextEra Energy Partners LP
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002922 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002922 | Sarepta Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002922 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002922 | Progress Software Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002922 | Halozyme Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002922 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002922 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000002922 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002922 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002922 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002922 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000002922 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000002922 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000002922 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000002922 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002922 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002922 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002922 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002922 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002921 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002921 | Northern Oil & Gas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002921 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002921 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002921 | NextEra Energy Partners LP
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002921 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002921 | Sarepta Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002921 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002921 | Progress Software Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002921 | Halozyme Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002921 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002921 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000002921 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002921 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002921 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002921 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000002921 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000002921 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000002921 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000002921 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002921 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002921 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002921 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002921 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061065 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061065 | Northern Oil & Gas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061065 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061065 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061065 | NextEra Energy Partners LP
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061065 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061065 | Sarepta Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061065 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061065 | Progress Software Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061065 | Halozyme Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061065 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061065 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000061065 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000061065 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061065 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061065 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000061065 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000061065 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000061065 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000061065 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000061065 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000061065 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061065 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061065 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002919 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002919 | Northern Oil & Gas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002919 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002919 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002919 | NextEra Energy Partners LP
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002919 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002919 | Sarepta Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002919 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002919 | Progress Software Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002919 | Halozyme Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002919 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002919 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000002919 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002919 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002919 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002919 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000002919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000002919 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000002919 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000002919 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002919 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002919 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002919 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002919 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002918 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002918 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002918 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002918 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002918 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002918 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002918 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002918 | Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002918 | The Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002918 | CACI International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002918 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000002918 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002918 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002918 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002918 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002918 | Retail
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002918 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002918 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002918 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002918 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000002918 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002918 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002916 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002916 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002916 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002916 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002916 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002916 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002916 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002916 | Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002916 | The Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002916 | CACI International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002916 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000002916 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002916 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002916 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002916 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002916 | Retail
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002916 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002916 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002916 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002916 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000002916 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002916 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061064 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061064 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061064 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061064 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061064 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061064 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061064 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061064 | Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061064 | The Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061064 | CACI International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061064 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000061064 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061064 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000061064 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000061064 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000061064 | Retail
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000061064 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000061064 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061064 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000061064 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000061064 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000061064 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002917 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002917 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002917 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002917 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002917 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002917 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002917 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002917 | Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002917 | The Goldman Sachs Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002917 | CACI International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002917 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000002917 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002917 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002917 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002917 | Retail
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002917 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002917 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002917 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002917 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000002917 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002917 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002928 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002928 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002928 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002928 | The Eastern Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002928 | Distribution Solutions Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002928 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002928 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002928 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002928 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002928 | Flushing Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002928 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000002928 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002928 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002928 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002928 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002928 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002928 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000002928 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002928 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002928 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002928 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002928 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002928 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002930 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002930 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002930 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002930 | The Eastern Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002930 | Distribution Solutions Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002930 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002930 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002930 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002930 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002930 | Flushing Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002930 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000002930 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002930 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002930 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002930 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002930 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000002930 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002930 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002930 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002930 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002930 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002930 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061067 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061067 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061067 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061067 | The Eastern Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061067 | Distribution Solutions Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061067 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061067 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061067 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061067 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061067 | Flushing Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061067 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000061067 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061067 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061067 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000061067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061067 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000061067 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000061067 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000061067 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061067 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000061067 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061067 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061067 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002927 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002927 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002927 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002927 | The Eastern Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002927 | Distribution Solutions Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002927 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002927 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002927 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002927 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002927 | Flushing Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002927 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000002927 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002927 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002927 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000002927 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002927 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002927 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000002927 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002927 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002927 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002927 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002927 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002927 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002934 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002934 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002934 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002934 | American Eagle Outfitters Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002934 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002934 | Patterson Cos. Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002934 | Mueller Water Products Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002934 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002934 | Enerpac Tool Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002934 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002934 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000002934 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002934 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002934 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002934 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002934 | Retail
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002934 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000002934 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002934 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002934 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002934 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002934 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002933 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002933 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002933 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002933 | American Eagle Outfitters Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002933 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002933 | Patterson Cos. Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002933 | Mueller Water Products Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002933 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002933 | Enerpac Tool Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002933 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002933 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000002933 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002933 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002933 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002933 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002933 | Retail
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002933 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000002933 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002933 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002933 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002933 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002933 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061068 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061068 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061068 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061068 | American Eagle Outfitters Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061068 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061068 | Patterson Cos. Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061068 | Mueller Water Products Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061068 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061068 | Enerpac Tool Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061068 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061068 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000061068 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000061068 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000061068 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000061068 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000061068 | Retail
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000061068 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000061068 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061068 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061068 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000061068 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000061068 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002931 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002931 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002931 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002931 | American Eagle Outfitters Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002931 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002931 | Patterson Cos. Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002931 | Mueller Water Products Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002931 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002931 | Enerpac Tool Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002931 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002931 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000002931 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002931 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002931 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002931 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002931 | Retail
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002931 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000002931 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002931 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002931 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002931 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002931 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%